MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
MATERIAL ACCOUNTING POLICIES
Schedule of useful life of the assets at annual rates

%
Computers and hardware	15 - 33
Office furniture and equipment	6 - 20
Leasehold improvements	See below

Summary of the useful economic lives of the intangible assets

Years
Technology	6-7
Trade Name	5.33
Customer relationships	5-10.33